Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Summary Of Significant Accounting Policies [line items]
Percentage of fair value recorded at acquisition date	100.00%
Stockpiled ore expected to recovery period	Longer than 12 months
Depletion expense increased amount	$ 126
Bottom of range [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Period between provisional invoicing and final pricing, or settlement period	30 days
Top of range [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Period between provisional invoicing and final pricing, or settlement period	120 days